Segmented Information - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration and evaluation assets
Net expenditures	$ 33	$ 1
Non-cash and fair value changes	(59)	(186)
Capitalized costs	(26)	(185)
Property, plant and equipment
Net expenditures	5,103	4,492
Non-cash and fair value changes	(575)	782
Capitalized costs	4,528	5,274
Net expenditures	5,136	4,493
Total non-cash and fair value changes	(634)	596
Total capitalised costs	4,502	$ 5,089
Percentage of net carried interest		5.00%
STORM Resources Ltd
Property, plant and equipment
Total purchase consideration		$ 771
Operating segments | Exploration and Production
Property, plant and equipment
Net expenditures	3,350	2,713
Non-cash and fair value changes	269	1,383
Capitalized costs	3,619	4,096
Operating segments | North America
Exploration and evaluation assets
Net expenditures	28	(7)
Non-cash and fair value changes	(59)	(36)
Capitalized costs	(31)	(43)
Property, plant and equipment
Net expenditures	3,105	2,486
Non-cash and fair value changes	136	1,351
Capitalized costs	3,241	3,837
Operating segments | North Sea
Property, plant and equipment
Net expenditures	126	173
Non-cash and fair value changes	177	38
Capitalized costs	303	211
Operating segments | Offshore Africa
Exploration and evaluation assets
Net expenditures	5	8
Non-cash and fair value changes	0	0
Capitalized costs	5	8
Property, plant and equipment
Net expenditures	119	54
Non-cash and fair value changes	(44)	(6)
Capitalized costs	75	48
Operating segments | Oil Sands Mining and Upgrading
Exploration and evaluation assets
Net expenditures	0	0
Non-cash and fair value changes	0	(150)
Capitalized costs	0	(150)
Property, plant and equipment
Net expenditures	1,719	1,747
Non-cash and fair value changes	(843)	(601)
Capitalized costs	876	1,146
Operating segments | Midstream and Refining
Property, plant and equipment
Net expenditures	9	9
Non-cash and fair value changes	(1)	0
Capitalized costs	8	9
Head Office
Property, plant and equipment
Net expenditures	25	23
Non-cash and fair value changes	0	0
Capitalized costs	$ 25	$ 23